TAXATION	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXATION

10.	TAXATION

The components of income tax expense/(credit) are as follows:

(in thousands of $)	2015	2014	2013
Current tax expense/(credit):
U.K.	435	2,212	(27)
Total current tax expense/(credit)	435	2,212	(27)
Deferred tax expense:
U.K.	—	161	110
Amortization of tax benefit arising on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Total income tax credit	(3,053)	(1,114)	(3,404)

The income taxes for the years ended December 31, 2015, 2014 and 2013 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Effect of adjustments in respect of current tax in prior periods	(330)	1,411	(188)
Effect of taxable income in various countries	765	962	271
Total tax credit	(3,053)	(1,114)	(3,404)

Bermuda

Under current Bermuda law, we are not required to pay corporate income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, we will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. The management of the company believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on our U.S. source income.

United Kingdom

Current taxation of $0.4 million, $2.2 million and $nil for the years ended December 31, 2015, 2014 and 2013, respectively, relates to taxation of the operations of our United Kingdom subsidiaries, which includes amounts paid by one of our U.K. subsidiary's branch offices in Oslo. Taxable revenues in the U.K. are generated by our U.K. subsidiary companies and are comprised of management fees received from Golar group companies as well as revenues from the operation of certain of Golar's vessels. These vessels are sub-leased from other non-U.K Golar companies.

As at December 31, 2015, our 2015 and 2014 U.K. income tax returns have not been filed. Accordingly, once filed, the tax years 2012 to 2015 remain open for examination by the U.K. tax authorities. As at December 31, 2015, the statutory rate in the U.K. was 20%.

There are ongoing inquiries and discussions with the U.K. tax authorities for certain subsidiaries in relation to tax depreciation claims. If the U.K. tax authorities successfully challenged the availability of the tax depreciation claims, this would impact ours or that of the lessor banks' tax returns from 2003 onwards. Further detail on this matter is included within ''Other commitments and contingencies'' (see note 35).

Deferred income tax assets are summarized as follows:

(in thousands of $)	2015	2014
Deferred tax assets, gross and net	260	260

We recorded deferred tax assets of $0.3 million and $0.3 million as of December 31, 2015 and 2014, respectively, which have been classified as non-current and included within ''Other non-current assets''. These assets relate to differences for depreciation and other temporary differences.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands. Under the Consolidated Tax Amendments Act of 2010, our Liberian subsidiaries should be considered non-resident Liberian corporations which are wholly exempted from Liberian taxation effective as of 1977.

There are no potential deferred tax liabilities arising on undistributed earnings within the Company. This is because no tax should arise on the distribution of any retained earnings.